Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Period of Cash Flow Projections on Financial Budgets	5 years	5 years
Period of Cash Flow	5 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Intangible Assets, Current	$ 117,818	$ 92,542
Cash Flow Growth Rate	1.56%
Trade Names [Member] | Fashion and Luxury Media Advertising and Marketing Services Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Current	$ 92,379	92,216
Archived Images [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Current	$ 499	$ 500
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years